Fair Value Measurements (Table)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair value measurements
		December 31, 2012		December 31, 2011
	Level within the Fair Value Hierarchy	Book Value	Fair Value	Book Value	Fair Value
(Dollars in thousands)
Cash and cash equivalents	1	$378,358	$378,358	$424,155	$424,155
Short-term investments (1)(2)
Government-backed securities (3)	1	100,676	100,676	127,039	127,039
Long-term investments (1)(4)
Government-backed securities (3)	1	50,305	50,339	30,057	30,140
Long-term debt (5)
6.95% Senior Notes	1	342,000	376,610	342,000	364,162
6.7% Senior Notes	2	532,194	582,744	534,111	534,860

(1)		Designated as held-to-maturity investments and are recorded at amortized cost in the Consolidated Balance Sheet.

(2)		Maturities are less than twelve months from the respective balance sheet dates.

(3)		Includes U.S. treasuries and corporate notes guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program.

(4)		Maturities range between 14 and 23 months from the balance sheet date.

(5)		Excludes capital lease obligations and current portion of Long-term debt.